General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of General and Administrative Expenses
General and administrative expenses related to continuing operations consisted of the following (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Depreciation and amortization	$42,028	$30,576	$771	$3,012
Loan portfolio expenses	37,712	27,557	9,157	27,465
Securitization expenses	32,152	13,040	4,966	13,893
Communications and data processing	27,733	18,869	4,240	12,761
Loan origination expenses	19,927	10,883	5,370	12,931
Business development	13,031	9,329	2,684	12,468
Other expenses	31,585	21,703	8,850	33,605
Total general and administrative expenses	$204,168	$131,957	$36,038	$116,135